Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents (note 5)	$ 539.3	$ 534.2
Receivables	119.8	93.4
Loan receivable (note 6)	39.7
Prepaid expenses and other (note 7)	52.6	36.1
Current assets	751.4	663.7
Royalty, stream and working interests, net (note 8)	5,149.3	4,632.1
Investments and loan receivable (note 6)	235.9	238.4
Deferred income tax assets (note 17)	49.4	45.1
Other assets (note 9)	23.9	13.6
Total assets	6,209.9	5,592.9
LIABILITIES
Accounts payable and accrued liabilities (note 10)	33.6	40.8
Current income tax liabilities	9.6	12.4
Current liabilities	43.2	53.2
Deferred income tax liabilities (note 17)	135.4	91.5
Other liabilities	6.1	4.4
Total liabilities	184.7	149.1
SHAREHOLDERS' EQUITY
Share capital (note 18)	5,628.5	5,580.1
Contributed surplus	16.1	14.0
Retained earnings (deficit)	484.9	(34.4)
Accumulated other comprehensive loss	(104.3)	(115.9)
Total shareholders' equity	6,025.2	5,443.8
Total liabilities and shareholders' equity	$ 6,209.9	$ 5,592.9